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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Contrarian Core Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 8.4%
Auto Components 2.3%
Delphi Automotive PLC(a)(b)	584,616	$12,592,628
Johnson Controls, Inc.(c)	795,900	24,879,834
Total		37,472,462
Household Durables 0.9%
Newell Rubbermaid, Inc.(c)	910,158	14,699,052
Media 4.2%
Comcast Corp., Class A(c)	1,218,600	28,893,006
Discovery Communications, Inc., Class A(a)(c)	350,900	14,376,373
Viacom, Inc., Class B	513,900	23,336,199
Total		66,605,578
Specialty Retail 1.0%
Home Depot, Inc. (The)(c)	380,300	15,987,812
TOTAL CONSUMER DISCRETIONARY		134,764,904
CONSUMER STAPLES 11.8%
Beverages 2.0%
Diageo PLC, ADR(b)(c)	177,860	15,548,521
PepsiCo, Inc.(c)	264,400	17,542,940
Total		33,091,461
Food & Staples Retailing 1.8%
CVS Caremark Corp.	701,801	28,619,445
Food Products 2.4%
Kraft Foods, Inc., Class A	635,900	23,757,224
Unilever NV(b)	448,800	15,425,256
Total		39,182,480
Household Products 2.6%
Procter & Gamble Co. (The)	619,830	41,348,859
Personal Products 0.3%
Herbalife Ltd.(b)	95,900	4,955,153
Tobacco 2.7%
Philip Morris International, Inc.(c)	557,030	43,715,715
TOTAL CONSUMER STAPLES		190,913,113

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 13.2%
Energy Equipment & Services 3.3%
Baker Hughes, Inc.	307,300	$14,947,072
Halliburton Co.	232,400	8,020,124
National Oilwell Varco, Inc.(c)	199,400	13,557,206
Weatherford International Ltd.(a)(b)	1,100,300	16,108,392
Total		52,632,794
Oil, Gas & Consumable Fuels 9.9%
Apache Corp.	176,700	16,005,486
Chevron Corp.(c)	412,200	43,858,080
ConocoPhillips(c)	375,500	27,362,685
Devon Energy Corp.	253,760	15,733,120
Exxon Mobil Corp.(c)	664,400	56,314,544
Total		159,273,915
TOTAL ENERGY		211,906,709
FINANCIALS 13.4%
Capital Markets 4.9%
BlackRock, Inc.	123,400	21,994,816
Goldman Sachs Group, Inc. (The)	220,070	19,900,930
Invesco Ltd.(b)	831,500	16,704,835
State Street Corp.(c)	488,500	19,691,435
Total		78,292,016
Commercial Banks 2.0%
Itaú Unibanco Holding SA, ADR(b)	765,900	14,215,104
Wells Fargo & Co.	634,785	17,494,675
Total		31,709,779
Diversified Financial Services 3.6%
Citigroup, Inc.	521,050	13,708,826
JPMorgan Chase & Co.	1,350,162	44,892,886
Total		58,601,712
Insurance 2.9%
Berkshire Hathaway, Inc., Class B(a)	370,595	28,276,398
MetLife, Inc.	617,753	19,261,539
Total		47,537,937
TOTAL FINANCIALS		216,141,444
HEALTH CARE 12.8%
Biotechnology 0.2%
Celgene Corp.(a)(c)	48,700	3,292,120
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	162,608	8,045,844
CareFusion Corp.(a)	318,400	8,090,544

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Covidien PLC(b)	345,500	$15,550,955
Total		31,687,343
Health Care Providers & Services 4.2%
Cardinal Health, Inc.	339,400	13,783,034
CIGNA Corp.	373,000	15,666,000
Express Scripts, Inc.(a)(c)	274,300	12,258,467
Medco Health Solutions, Inc.(a)	146,015	8,162,239
WellPoint, Inc.(c)	261,900	17,350,875
Total		67,220,615
Pharmaceuticals 6.4%
Abbott Laboratories(c)	283,987	15,968,589
Johnson & Johnson(c)	547,300	35,891,934
Pfizer, Inc.(c)	1,729,800	37,432,872
Teva Pharmaceutical Industries Ltd., ADR(b)	361,800	14,602,248
Total		103,895,643
TOTAL HEALTH CARE		206,095,721
INDUSTRIALS 11.1%
Aerospace & Defense 3.0%
Honeywell International, Inc.	513,350	27,900,572
United Technologies Corp.	275,900	20,165,531
Total		48,066,103
Air Freight & Logistics 0.5%
FedEx Corp.	101,000	8,434,510
Industrial Conglomerates 5.1%
General Electric Co.(c)	2,580,540	46,217,471
Tyco International Ltd.(b)	775,691	36,232,527
Total		82,449,998
Professional Services 1.5%
Nielsen Holdings NV(a)(b)	798,626	23,711,206
Road & Rail 1.0%
Union Pacific Corp.	148,620	15,744,803
TOTAL INDUSTRIALS		178,406,620
INFORMATION TECHNOLOGY 24.6%
Communications Equipment 1.9%
QUALCOMM, Inc.	568,400	31,091,480

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals 6.1%
Apple, Inc.(a)	203,300	$82,336,500
EMC Corp.(a)(c)	739,100	15,920,214
Total		98,256,714
Internet Software & Services 5.8%
eBay, Inc.(a)	1,385,500	42,022,215
Google, Inc., Class A(a)(c)	78,902	50,962,802
Total		92,985,017
IT Services 5.9%
Cognizant Technology Solutions Corp., Class A(a)	235,300	15,132,143
International Business Machines Corp.(c)	230,900	42,457,892
Mastercard, Inc., Class A	101,000	37,654,820
Total		95,244,855
Semiconductors & Semiconductor Equipment 1.7%
Analog Devices, Inc.(c)	337,300	12,068,594
Lam Research Corp.(a)	130,094	4,816,080
Skyworks Solutions, Inc.(a)	649,100	10,528,402
Total		27,413,076
Software 3.2%
Electronic Arts, Inc.(a)(c)	553,900	11,410,340
Microsoft Corp.	441,320	11,456,667
Oracle Corp.	771,551	19,790,283
Rovi Corp.(a)	362,900	8,920,082
Total		51,577,372
TOTAL INFORMATION TECHNOLOGY		396,568,514
MATERIALS 2.6%
Chemicals 2.6%
Air Products & Chemicals, Inc.	131,990	11,244,228
Celanese Corp., Class A	322,700	14,285,929
EI du Pont de Nemours & Co.(c)	178,000	8,148,840
Monsanto Co.	115,300	8,079,071
Total		41,758,068
TOTAL MATERIALS		41,758,068
TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Vodafone Group PLC, ADR(b)(c)	576,200	16,150,886
TOTAL TELECOMMUNICATION SERVICES		16,150,886

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.5%
Electric Utilities 0.5%
Exelon Corp.(c)	176,200	$7,641,794
TOTAL UTILITIES		7,641,794
Total Common Stocks (Cost: $1,439,954,526)		$1,600,347,773

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	9,098,764	$9,098,764
Total Money Market Funds (Cost: $9,098,764)		$9,098,764

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.1%
Asset-Backed Commercial Paper 4.0%
Amsterdam Funding Corp.
01/03/12	0.320%	$4,998,489	$4,998,489
Argento Variable Funding Company LLC
01/09/12	0.310%	4,998,924	4,998,924
01/13/12	0.310%	9,997,244	9,997,244
Atlantis One
01/17/12	0.310%	11,996,487	11,996,487
02/01/12	0.370%	4,997,842	4,997,842
Cancara Asset Securitisation LLC
01/03/12	0.320%	4,998,444	4,998,444
01/09/12	0.310%	4,998,493	4,998,493
01/09/12	0.310%	2,999,148	2,999,148
Gemini Securitization Corporation(FKA Twin Towers)
01/09/12	0.380%	1,999,303	1,999,303
Regency Markets No. 1 LLC
01/17/12	0.250%	4,998,819	4,998,819
01/18/12	0.250%	4,998,958	4,998,958
Windmill Funding Corp.
01/04/12	0.320%	1,999,378	1,999,378
Total			63,981,529
Certificates of Deposit 8.6%
Bank of Nova Scotia
05/03/12	0.401%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	5,995,204	5,995,204
Branch Banking & Trust Corporation
01/09/12	0.350%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Canadian Imperial Bank
03/21/12	0.333%	$5,001,568	$5,001,568
Credit Suisse
03/05/12	0.530%	10,000,000	10,000,000
03/08/12	0.540%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
01/03/12	0.295%	5,000,000	5,000,000
01/13/12	0.310%	10,000,000	10,000,000
DnB NOR ASA
03/01/12	0.450%	3,000,000	3,000,000
03/15/12	0.520%	10,000,000	10,000,000
National Bank of Canada
05/08/12	0.425%	12,000,000	12,000,000
Nordea Bank AB
03/13/12	0.520%	8,000,000	8,000,000
Rabobank
01/20/12	0.331%	4,000,000	4,000,000
03/16/12	0.530%	9,986,620	9,986,620
Standard Chartered Bank PLC
01/03/12	0.460%	10,000,157	10,000,157
Svenska Handelsbanken
02/28/12	0.490%	10,000,000	10,000,000
03/01/12	0.460%	5,000,000	5,000,000
Union Bank of Switzerland
03/02/12	0.530%	5,000,000	5,000,000
United Overseas Bank Ltd.
01/09/12	0.320%	5,000,000	5,000,000
01/12/12	0.320%	5,000,000	5,000,000
Total			137,983,549
Commercial Paper 5.3%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	6,983,632	6,983,632
ERSTE ABWICKLUNGSANSTALT
01/20/12	0.530%	4,997,350	4,997,350
HSBC Bank PLC
04/13/12	0.481%	7,980,480	7,980,480
Nordea Bank AB
01/17/12	0.360%	4,995,950	4,995,950
PB Capital Corp.
01/09/12	0.721%	9,993,000	9,993,000
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,854	4,998,854
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	9,997,958	9,997,958
01/11/12	0.240%	4,999,133	4,999,133
Suncorp Metway Ltd.
01/18/12	0.450%	4,996,063	4,996,063
02/08/12	0.500%	4,995,694	4,995,694

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
The Commonwealth Bank of Australia
04/23/12	0.451%	$4,988,438	$4,988,438
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
03/02/12	0.441%	5,986,653	5,986,653
04/20/12	0.531%	4,986,529	4,986,529
Total			85,885,423
Other Short-Term Obligations 0.5%
The Goldman Sachs Group, Inc.
02/16/12	0.650%	8,000,000	8,000,000
Repurchase Agreements 3.7%
Goldman Sachs & Co.
dated 12/07/11, matures 01/06/12,
repurchase price $5,000,156(f)
	0.160%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Natixis Financial Products, Inc.
dated 12/30/11, matures 01/03/12,
repurchase price $15,000,083(f)
	0.050%	$15,000,000	$15,000,000
Royal Bank of Canada dated
12/30/11, matures 01/03/12,
repurchase price $13,746,462(f)
	0.040%	13,746,401	13,746,401
Societe Generale
dated 12/30/11, matures 01/03/12,
repurchase price $25,000,139(f)
	0.050%	25,000,000	25,000,000
Total			58,746,401

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $354,596,902)			$354,596,902

Total Investments
(Cost: $1,803,650,192)(g)			$1,964,043,439(h)
Other Assets & Liabilities, Net			(355,899,155)
Net Assets			$1,608,144,284

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $201,797,711 or 12.55% of net assets.
(c)	At December 31, 2011, security was partially or fully on loan.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(e)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$10,294,511	$139,081,388	$(140,277,135)	$—	$9,098,764	$4,297	$9,098,764

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$2,912,274
Fannie Mae REMICS	6,595,271
Federal Home Loan Mortgage Corp	4,850,405
Federal National Mortgage Association	942,143
Total Market Value of Collateral Securities	$15,300,093

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$12,396,913
Fannie Mae REMICS	27,394
Freddie Mac Gold Pool	789,278
Freddie Mac Non Gold Pool	807,744
Total Market Value of Collateral Securities	$14,021,329

Societe Generale (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$2,361,450
Federal National Mortgage Association	23,138,567
Total Market Value of Collateral Securities	$25,500,017

(g)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $1,803,650,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$200,185,000
Unrealized Depreciation	(39,792,000)
Net Unrealized Appreciation	$160,393,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$134,764,904	$—	$—	$134,764,904
Consumer Staples	190,913,113	—	—	190,913,113
Energy	211,906,709	—	—	211,906,709
Financials	216,141,444	—	—	216,141,444
Health Care	206,095,721	—	—	206,095,721
Industrials	178,406,620	—	—	178,406,620
Information Technology	396,568,514	—	—	396,568,514
Materials	41,758,068	—	—	41,758,068
Telecommunication Services	16,150,886	—	—	16,150,886
Utilities	7,641,794	—	—	7,641,794
Total Equity Securities	1,600,347,773	—	—	1,600,347,773

Other
Money Market Funds	9,098,764	—	—	9,098,764
Investments of Cash Collateral Received for Securities on Loan	—	354,596,902	—	354,596,902
Total Other	9,098,764	354,596,902	—	363,695,666
Total	$1,609,446,537	$354,596,902	$—	$1,964,043,439

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Dividend Income Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.5%
CONSUMER DISCRETIONARY 9.0%
Hotels, Restaurants & Leisure 1.9%
McDonald’s Corp.	906,875	$90,986,769
Leisure Equipment & Products 0.6%
Mattel, Inc.(a)	1,016,600	28,220,816
Media 2.3%
McGraw-Hill Companies, Inc. (The)	669,350	30,100,669
Meredith Corp.(a)	855,550	27,933,708
Time Warner, Inc.(a)	1,509,800	54,564,172
Total		112,598,549
Multiline Retail 1.5%
Nordstrom, Inc.	559,625	27,818,959
Target Corp.	890,775	45,625,495
Total		73,444,454
Specialty Retail 2.7%
Home Depot, Inc. (The)(a)	1,828,975	76,890,109
Limited Brands, Inc.	695,525	28,064,434
TJX Companies, Inc.	425,200	27,446,660
Total		132,401,203
TOTAL CONSUMER DISCRETIONARY		437,651,791
CONSUMER STAPLES 12.2%
Beverages 2.1%
Coca-Cola Co. (The)(a)	669,350	46,834,420
Diageo PLC, ADR(a)(b)	612,308	53,527,965
Total		100,362,385
Food & Staples Retailing 0.9%
Wal-Mart Stores, Inc.(a)	752,925	44,994,798
Food Products 2.1%
General Mills, Inc.	850,525	34,369,715
HJ Heinz Co.(a)	1,253,175	67,721,577
Total		102,091,292
Household Products 2.5%
Kimberly-Clark Corp.(a)	662,725	48,750,051
Procter & Gamble Co. (The)	1,097,125	73,189,209
Total		121,939,260
Tobacco 4.6%
Altria Group, Inc.	2,062,600	61,156,090

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	2,053,325	$161,144,946
Total		222,301,036
TOTAL CONSUMER STAPLES		591,688,771
ENERGY 11.7%
Energy Equipment & Services 1.1%
Schlumberger Ltd.(b)	450,925	30,802,687
Transocean Ltd.(b)	592,875	22,760,471
Total		53,563,158
Oil, Gas & Consumable Fuels 10.6%
Chevron Corp.(a)	1,020,175	108,546,620
ConocoPhillips	674,375	49,141,706
Exxon Mobil Corp.	1,650,725	139,915,451
Kinder Morgan, Inc.(a)	1,620,525	52,132,289
Occidental Petroleum Corp.	583,800	54,702,060
Penn West Petroleum Ltd.(a)(b)	885,750	17,537,850
Royal Dutch Shell PLC, ADR(b)	1,209,850	88,427,937
Total		510,403,913
TOTAL ENERGY		563,967,071
FINANCIALS 12.8%
Capital Markets 2.3%
BlackRock, Inc.	303,975	54,180,504
Northern Trust Corp.	756,975	30,021,628
T Rowe Price Group, Inc.(a)	433,400	24,682,130
Total		108,884,262
Commercial Banks 2.5%
PNC Financial Services Group, Inc.	749,875	43,245,291
U.S. Bancorp	1,643,175	44,447,884
Wells Fargo & Co.	1,285,779	35,436,069
Total		123,129,244
Consumer Finance 1.0%
American Express Co.	1,014,575	47,857,503
Diversified Financial Services 2.0%
CME Group, Inc.	100,650	24,525,386
JPMorgan Chase & Co.	2,201,225	73,190,731
Total		97,716,117
Insurance 3.2%
Arthur J Gallagher & Co.(a)	1,139,825	38,115,748
Chubb Corp. (The)(a)	501,750	34,731,135
MetLife, Inc.	1,001,275	31,219,754

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Progressive Corp. (The)(a)	613,975	$11,978,652
RenaissanceRe Holdings Ltd.(a)(b)	169,875	12,633,604
Unum Group	1,122,225	23,645,281
Total		152,324,174
Real Estate Investment Trusts (REITs) 1.3%
Digital Realty Trust, Inc.(a)	475,900	31,728,253
Public Storage	240,400	32,324,184
Total		64,052,437
Thrifts & Mortgage Finance 0.5%
People’s United Financial, Inc.(a)	1,973,375	25,357,869
TOTAL FINANCIALS		619,321,606
HEALTH CARE 13.1%
Biotechnology 0.8%
Amgen, Inc.	591,100	37,954,531
Pharmaceuticals 12.3%
Abbott Laboratories(a)	1,560,125	87,725,828
Bristol-Myers Squibb Co.	3,790,925	133,592,197
GlaxoSmithKline PLC, ADR(a)(b)	1,036,725	47,305,762
Johnson & Johnson	1,338,700	87,791,946
Merck & Co., Inc.	3,019,600	113,838,920
Pfizer, Inc.	5,863,050	126,876,402
Total		597,131,055
TOTAL HEALTH CARE		635,085,586
INDUSTRIALS 9.1%
Aerospace & Defense 3.6%
Boeing Co. (The)	337,200	24,733,620
Honeywell International, Inc.(a)	1,142,425	62,090,799
Raytheon Co.	840,450	40,660,971
United Technologies Corp.	662,300	48,407,507
Total		175,892,897
Commercial Services & Supplies 0.6%
Waste Management, Inc.(a)	958,750	31,360,713
Electrical Equipment 0.5%
Emerson Electric Co.(a)	528,425	24,619,321
Industrial Conglomerates 1.0%
General Electric Co.(a)	2,737,775	49,033,550

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 2.7%
Deere & Co.(a)	513,325	$39,705,689
Dover Corp.	628,900	36,507,645
Illinois Tool Works, Inc.(a)	411,675	19,229,339
Parker Hannifin Corp.(a)	429,800	32,772,250
Total		128,214,923
Road & Rail 0.7%
Norfolk Southern Corp.	436,325	31,790,639
TOTAL INDUSTRIALS		440,912,043
INFORMATION TECHNOLOGY 10.9%
IT Services 5.2%
Accenture PLC, Class A(b)	1,092,100	58,132,483
Automatic Data Processing, Inc.(a)	847,500	45,773,475
International Business Machines Corp.	787,100	144,731,948
Total		248,637,906
Office Electronics 0.5%
Canon, Inc., ADR(b)	563,675	24,824,247
Semiconductors & Semiconductor Equipment 3.0%
Intel Corp.(a)	3,850,000	93,362,500
Linear Technology Corp.	641,175	19,254,485
Texas Instruments, Inc.	1,179,125	34,324,329
Total		146,941,314
Software 2.2%
Microsoft Corp.	4,026,125	104,518,205
TOTAL INFORMATION TECHNOLOGY		524,921,672
MATERIALS 4.9%
Chemicals 3.2%
EI du Pont de Nemours & Co.(a)	598,875	27,416,497
International Flavors & Fragrances, Inc.	477,675	25,039,724
RPM International, Inc.(a)	1,004,815	24,668,208
Sherwin-Williams Co. (The)	903,875	80,688,921
Total		157,813,350
Containers & Packaging 0.6%
Sonoco Products Co.(a)	830,775	27,382,344
Metals & Mining 1.1%
BHP Billiton Ltd., ADR(b)	304,925	21,536,853

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Nucor Corp.(a)	804,240	$31,823,777
Total		53,360,630
TOTAL MATERIALS		238,556,324
TELECOMMUNICATION SERVICES 6.2%
Diversified Telecommunication Services 6.2%
AT&T, Inc.	4,690,450	141,839,208
Verizon Communications, Inc.(a)	3,648,675	146,384,841
Windstream Corp.(a)	845,500	9,926,170
Total		298,150,219
TOTAL TELECOMMUNICATION SERVICES		298,150,219
UTILITIES 4.6%
Electric Utilities 2.2%
American Electric Power Co., Inc.	860,575	35,550,353
Entergy Corp.	188,825	13,793,666
NextEra Energy, Inc.(a)	317,050	19,302,004
PPL Corp.	1,227,150	36,102,753
Total		104,748,776
Gas Utilities 0.6%
National Fuel Gas Co.(a)	505,275	28,083,185
Multi-Utilities 1.8%
PG&E Corp.	548,550	22,611,231
Public Service Enterprise Group, Inc.	1,025,750	33,860,007
Sempra Energy	608,950	33,492,250
Total		89,963,488
TOTAL UTILITIES		222,795,449
Total Common Stocks (Cost: $3,979,042,602)		$4,573,050,532

Convertible Preferred Stocks 0.7%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Apache Corp., 6.000%	97,225	5,262,303
TOTAL ENERGY		5,262,303
FINANCIALS 0.5%
Commercial Banks 0.5%
Fifth Third Bancorp, 8.500%	184,075	25,954,575

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
TOTAL FINANCIALS		25,954,575
UTILITIES 0.1%
Electric Utilities 0.1%
PPL Corp., 9.500%	80,000	$4,440,800
TOTAL UTILITIES		4,440,800
Total Convertible Preferred Stocks (Cost: $37,513,500)		$35,657,678

Exchange-Traded Funds 1.6%
SPDR S&P 500 ETF Trust	600,000	75,300,000
Total Exchange-Traded Funds (Cost: $78,503,688)		$75,300,000

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.141%(c)(d)	126,072,449	126,072,449
Total Money Market Funds (Cost: $126,072,449)		$126,072,449

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 13.1%
Asset-Backed Commercial Paper 2.7%
Alpine Securitization
01/10/12	0.230%	$4,999,201	$4,999,201
Amsterdam Funding Corp.
01/04/12	0.320%	4,998,445	4,998,445
01/09/12	0.330%	2,999,093	2,999,093
Argento Variable Funding Company LLC
01/09/12	0.310%	9,997,847	9,997,847
01/13/12	0.310%	2,999,173	2,999,173
Atlantis One
01/17/12	0.310%	1,999,415	1,999,415
02/01/12	0.370%	14,993,525	14,993,525
Cancara Asset Securitisation LLC
01/03/12	0.320%	9,996,889	9,996,889
01/09/12	0.310%	4,998,579	4,998,579
Grampian Funding LLC
01/18/12	0.310%	4,998,665	4,998,665
Kells Funding, LLC
01/03/12	0.360%	9,996,400	9,996,400
01/03/12	0.380%	2,998,923	2,998,923

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Regency Markets No. 1 LLC
01/04/12	0.350%	$4,998,056	$4,998,056
01/17/12	0.360%	4,995,400	4,995,400
01/18/12	0.250%	4,998,958	4,998,958
Rheingold Securitization
01/23/12	0.720%	4,997,500	4,997,500
01/25/12	0.751%	9,992,708	9,992,708
Royal Park Investments Funding Corp.
01/04/12	1.000%	14,997,083	14,997,083
01/05/12	1.000%	9,998,056	9,998,056
Total			130,953,916
Certificates of Deposit 5.1%
ABM AMRO Bank N.V.
01/06/12	0.700%	29,995,917	29,995,917
Bank of Nova Scotia
05/03/12	0.401%	15,000,000	15,000,000
Canadian Imperial Bank
03/21/12	0.333%	7,002,195	7,002,195
Credit Suisse
03/08/12	0.540%	6,000,000	6,000,000
03/15/12	0.560%	5,000,000	5,000,000
DZ Bank AG
01/06/12	0.250%	21,097,084	21,097,084
Deutsche Bank AG
01/20/12	0.420%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
01/03/12	0.295%	15,000,000	15,000,000
DnB NOR ASA
03/15/12	0.520%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.446%	15,000,000	15,000,000
National Bank of Canada
05/08/12	0.425%	10,000,000	10,000,000
Natixis
01/04/12	1.000%	15,000,000	15,000,000
Nordea Bank AB
01/13/12	0.350%	20,000,000	20,000,000
Rabobank
03/16/12	0.530%	9,986,621	9,986,621
Skandinaviska Enskilda Banken AB
01/03/12	0.020%	15,000,000	15,000,000
Standard Chartered Bank PLC
03/30/12	0.625%	14,976,339	14,976,339
State Development Bank of NorthRhine-Westphalia
01/09/12	0.280%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Svenska Handelsbanken
02/28/12	0.490%	$5,000,000	$5,000,000
Union Bank of Switzerland
01/13/12	0.440%	10,000,000	10,000,000
03/02/12	0.530%	5,000,000	5,000,000
Total			244,058,156
Commercial Paper 1.5%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
HSBC Bank PLC
04/13/12	0.481%	19,951,200	19,951,200
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	9,997,958	9,997,958
Svenska Handelsbank
03/29/12	0.506%	9,987,235	9,987,235
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
04/20/12	0.531%	14,959,588	14,959,588
Total			71,852,562
Other Short-Term Obligations 0.3%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	10,000,000	10,000,000
02/16/12	0.650%	6,000,000	6,000,000
Total			16,000,000
Repurchase Agreements 3.5%
Citigroup Global Markets, Inc.(e)
dated 12/30/11, matures 01/03/12,
repurchase price $10,000,056
	0.050%	10,000,000	10,000,000
repurchase price $25,000,139
	0.050%	25,000,000	25,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $15,000,167(e)
	0.100%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $15,000,083(e)
	0.050%	15,000,000	15,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $20,000,222(e)
	0.100%	20,000,000	20,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $40,000,622(e)
	0.140%	$40,000,000	$40,000,000
RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $20,455,454(e)
	0.080%	20,455,272	20,455,272

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $25,000,139(e)
	0.050%	$25,000,000	$25,000,000
Total			170,455,272
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $633,319,906)			$633,319,906
Total Investments (Cost: $4,854,452,145)(f)			$5,443,400,565(g)
Other Assets & Liabilities, Net			(603,080,168)
Net Assets			$4,840,320,397

Notes to Portfolio of Investments
(a)	At December 31, 2011, security was partially or fully on loan.
(b)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $377,489,859 or 7.80% of net assets.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(d)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$123,514,676	$362,295,569	$(359,737,796)	$—	$126,072,449	$57,341	$126,072,449

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$6,311,911
Freddie Mac REMICS	3,107,248
Government National Mortgage Association	780,841
Total Market Value of Collateral Securities	$10,200,000

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$15,779,776
Freddie Mac REMICS	7,768,119
Government National Mortgage Association	1,952,105
Total Market Value of Collateral Securities	$25,500,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$9,937,619
Federal National Mortgage Association	136,761
Freddie Mac Gold Pool	3,481,660
Freddie Mac Non Gold Pool	1,137,659
Ginnie Mae I Pool	605,592
Ginnie Mae II Pool	709
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$2,912,274
Fannie Mae REMICS	6,595,271
Federal Home Loan Mortgage Corp	4,850,405
Federal National Mortgage Association	942,143
Total Market Value of Collateral Securities	$15,300,093

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$10,103,134
Ginnie Mae I Pool	5,006,142
Ginnie Mae II Pool	5,290,724
Total Market Value of Collateral Securities	$20,400,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$10,373,653
Fannie Mae REMICS	3,782,402
Fannie Mae Whole Loan	12,501
Fannie Mae-Aces	45,902
Federal Farm Credit Bank	352,300
Federal Home Loan Banks	397,340
Federal Home Loan Mortgage Corp	316,368
Federal National Mortgage Association	656,377
Freddie Mac Gold Pool	4,456,659
Freddie Mac Non Gold Pool	1,336,645
Freddie Mac Reference REMIC	108
Freddie Mac REMICS	3,017,188
Ginnie Mae I Pool	5,190,410
Ginnie Mae II Pool	6,953,626
Government National Mortgage Association	1,706,525
United States Treasury Bill	64,245
United States Treasury Note/Bond	2,085,611
United States Treasury Strip Coupon	52,142
Total Market Value of Collateral Securities	$40,800,002

RBS Securities, Inc. (0.080%)

Security Description	Value
Fannie Mae Pool	$20,864,402
Total Market Value of Collateral Securities	$20,864,402

Societe Generale (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$2,361,450
Federal National Mortgage Association	23,138,567
Total Market Value of Collateral Securities	$25,500,017

(f)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $4,854,452,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$679,744,000
Unrealized Depreciation	(90,795,000)
Net Unrealized Appreciation	$588,949,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$437,651,791	$—	$—	$437,651,791
Consumer Staples	591,688,771	—	—	591,688,771
Energy	563,967,071	—	—	563,967,071
Financials	619,321,606	—	—	619,321,606
Health Care	635,085,586	—	—	635,085,586
Industrials	440,912,043	—	—	440,912,043
Information Technology	524,921,672	—	—	524,921,672
Materials	238,556,324	—	—	238,556,324
Telecommunication Services	298,150,219	—	—	298,150,219
Utilities	222,795,449	—	—	222,795,449
Convertible Preferred Stocks
Energy	—	5,262,303	—	5,262,303
Financials	—	25,954,575	—	25,954,575
Utilities	—	4,440,800	—	4,440,800
Total Equity Securities	4,573,050,532	35,657,678	—	4,608,708,210

Other
Exchange-Traded Funds	75,300,000	—	—	75,300,000
Money Market Funds	126,072,449	—	—	126,072,449
Investments of Cash Collateral Received for Securities on Loan	—	633,319,906	—	633,319,906
Total Other	201,372,449	633,319,906	—	834,692,355
Total	$4,774,422,981	$668,977,584	$—	$5,443,400,565

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Large Cap Growth Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 14.8%
Hotels, Restaurants & Leisure 2.6%
Las Vegas Sands Corp.(a)(b)	773,200	$33,038,836
Starbucks Corp.	694,200	31,940,142
Total		64,978,978

Internet & Catalog Retail 4.0%
Amazon.com, Inc.(a)	261,485	45,263,054
Expedia, Inc.(b)	743,700	21,582,174
priceline.com, Inc.(a)	50,700	23,712,897
TripAdvisor, Inc.(a)(b)	365,500	9,214,255
Total		99,772,380

Media 3.3%
Comcast Corp., Class A(b)	1,225,500	29,056,605
DISH Network Corp., Class A	814,100	23,185,568
Viacom, Inc., Class B	626,610	28,454,360
Total		80,696,533

Multiline Retail 2.6%
Macy’s, Inc.(b)	1,038,700	33,425,366
Target Corp.	612,000	31,346,640
Total		64,772,006

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A(b)	238,300	11,638,572
TJX Companies, Inc.(b)	534,900	34,527,795
Total		46,166,367

Textiles, Apparel & Luxury Goods 0.4%
Fossil, Inc.(a)(b)	128,278	10,180,142
TOTAL CONSUMER DISCRETIONARY		366,566,406

CONSUMER STAPLES 8.5%

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	409,700	34,136,204
Whole Foods Market, Inc.(b)	228,850	15,923,383
Total		50,059,587

Food Products 1.7%
Hershey Co. (The)	469,900	29,030,422
Mead Johnson Nutrition Co.	176,000	12,096,480
Total		41,126,902

Personal Products 1.5%
Estee Lauder Companies, Inc. (The), Class A(b)	322,590	36,233,309

Tobacco 3.3%
Lorillard, Inc.(b)	218,200	24,874,800

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Tobacco (continued)
Philip Morris International, Inc.(b)	726,205	$56,992,568
Total		81,867,368
TOTAL CONSUMER STAPLES		209,287,166

ENERGY 10.6%
Energy Equipment & Services 3.3%
Halliburton Co.	1,024,177	35,344,348
Nabors Industries Ltd.(a)(c)	891,340	15,455,836
National Oilwell Varco, Inc.(b)	459,200	31,221,008
Total		82,021,192

Oil, Gas & Consumable Fuels 7.3%
Anadarko Petroleum Corp.	316,100	24,127,913
Apache Corp.	378,376	34,273,298
Chevron Corp.	402,320	42,806,848
Continental Resources, Inc.(a)(b)	346,920	23,143,033
Kinder Morgan Management LLC(a)(d)	42,621	34
Occidental Petroleum Corp.	313,477	29,372,795
Southwestern Energy Co.(a)	795,300	25,401,882
Total		179,125,803
TOTAL ENERGY		261,146,995

FINANCIALS 3.8%
Capital Markets 0.6%
BlackRock, Inc.	83,400	14,865,216

Commercial Banks 0.8%
Fifth Third Bancorp	1,536,000	19,537,920

Diversified Financial Services 1.3%
Citigroup, Inc.	526,800	13,860,108
IntercontinentalExchange, Inc.(a)(b)	157,100	18,938,405
Total		32,798,513

Real Estate Investment Trusts (REITs) 1.1%
Digital Realty Trust, Inc.(b)	198,100	13,207,327
Simon Property Group, Inc.	95,300	12,287,982
Total		25,495,309
TOTAL FINANCIALS		92,696,958

HEALTH CARE 12.8%
Biotechnology 3.5%
Alexion Pharmaceuticals, Inc.(a)	257,100	18,382,650
Alkermes PLC(a)(b)(c)	712,700	12,372,472

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Biotechnology (continued)
Biogen Idec, Inc.(a)	384,300	$42,292,215
Vertex Pharmaceuticals, Inc.(a)(b)	385,100	12,789,171
Total		85,836,508
Health Care Equipment & Supplies 1.1%
Covidien PLC(c)	622,900	28,036,729
Health Care Providers & Services 3.4%
Cardinal Health, Inc.	617,400	25,072,614
CIGNA Corp.	477,200	20,042,400
Express Scripts, Inc.(a)(b)	839,340	37,510,105
Total		82,625,119
Health Care Technology 0.8%
Cerner Corp.(a)(b)	336,100	20,586,125
Pharmaceuticals 4.0%
Allergan, Inc.(b)	361,380	31,707,481
Johnson & Johnson(b)	445,200	29,196,216
Teva Pharmaceutical Industries Ltd., ADR(c)	460,900	18,601,924
Watson Pharmaceuticals, Inc.(a)	328,700	19,833,758
Total		99,339,379
TOTAL HEALTH CARE		316,423,860
INDUSTRIALS 12.1%
Construction & Engineering 1.0%
KBR, Inc.	879,600	24,514,452
Electrical Equipment 1.3%
Rockwell Automation, Inc.(b)	424,000	31,108,880
Industrial Conglomerates 2.0%
Tyco International Ltd.(c)	1,070,600	50,007,726
Machinery 4.5%
Cummins, Inc.	207,920	18,301,119
Dover Corp.(b)	696,260	40,417,893
Pall Corp.(b)	478,300	27,334,845
Parker Hannifin Corp.(b)	325,200	24,796,500
Total		110,850,357
Road & Rail 3.3%
JB Hunt Transport Services, Inc.(b)	748,500	33,734,895
Kansas City Southern(a)(b)	197,400	13,425,174

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Union Pacific Corp.	331,400	$35,108,516
Total		82,268,585
TOTAL INDUSTRIALS		298,750,000
INFORMATION TECHNOLOGY 30.7%
Communications Equipment 2.7%
QUALCOMM, Inc.	1,226,680	67,099,396
Computers & Peripherals 7.7%
Apple, Inc.(a)	297,966	120,676,230
EMC Corp.(a)(b)	2,632,510	56,704,265
NCR Corp.(a)	794,700	13,080,762
Total		190,461,257
Internet Software & Services 5.3%
eBay, Inc.(a)	1,083,600	32,865,588
Google, Inc., Class A(a)	151,655	97,953,965
Total		130,819,553
IT Services 6.2%
Accenture PLC, Class A(c)	1,024,800	54,550,104
Alliance Data Systems Corp.(a)(b)	215,100	22,335,984
Mastercard, Inc., Class A	123,800	46,155,116
Teradata Corp.(a)	624,540	30,296,435
Total		153,337,639
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	898,200	32,137,596
Novellus Systems, Inc.(a)	603,700	24,926,773
Texas Instruments, Inc.(b)	1,193,090	34,730,850
Total		91,795,219
Software 5.1%
Check Point Software Technologies Ltd.(a)(b)(c)	465,400	24,452,116
Microsoft Corp.	1,425,693	37,010,990
Nuance Communications, Inc.(a)	488,600	12,293,176
Oracle Corp.	1,119,893	28,725,256
Salesforce.com, Inc.(a)(b)	224,040	22,731,098
Total		125,212,636
TOTAL INFORMATION TECHNOLOGY		758,725,700
MATERIALS 4.0%
Chemicals 3.7%
Celanese Corp., Class A	512,700	22,697,229
PPG Industries, Inc.(b)	312,900	26,124,021

Issuer		Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Praxair, Inc.(b)		392,900	$42,001,010
Total			90,822,260
Metals & Mining 0.3%
Allegheny Technologies, Inc.(b)		188,900	9,029,420
TOTAL MATERIALS			99,851,680
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
American Tower REIT, Inc.		592,540	35,558,325
TOTAL TELECOMMUNICATION SERVICES			35,558,325
Total Common Stocks (Cost: $2,201,785,537)			$2,439,007,090

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 0.141%(e)(f)		45,330,872	$45,330,872
Total Money Market Funds (Cost: $45,330,872)			$45,330,872

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.4%
Asset-Backed Commercial Paper 4.9%
Amsterdam Funding Corp.
01/04/12	0.320%	$9,996,889	$9,996,889
Argento Variable Funding Company LLC
01/13/12	0.310%	4,998,622	4,998,622
Atlantis One
01/17/12	0.310%	9,997,072	9,997,072
02/01/12	0.370%	11,994,820	11,994,820
Cancara Asset Securitisation LLC
01/03/12	0.320%	9,996,889	9,996,889
01/09/12	0.310%	4,998,493	4,998,493
01/09/12	0.310%	4,998,579	4,998,579
Gemini Securitization Corporation (FKA Twin Towers)
01/09/12	0.380%	2,998,955	2,998,955
01/13/12	0.400%	1,999,333	1,999,333
Grampian Funding LLC
01/18/12	0.310%	9,997,331	9,997,331
01/23/12	0.320%	9,996,978	9,996,978

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Kells Funding, LLC
01/03/12	0.380%	$4,998,206	$4,998,206
Regency Markets No. 1 LLC
01/18/12	0.250%	4,998,958	4,998,958
Rheingold Securitization
01/23/12	0.720%	4,997,500	4,997,500
01/25/12	0.751%	7,606,450	7,606,450
Royal Park Investments Funding Corp.
01/04/12	1.000%	14,997,083	14,997,083
Total			119,572,158

Certificates of Deposit 9.7%
ABM AMRO Bank N.V.
01/06/12	0.700%	14,997,959	14,997,959
Bank of Nova Scotia
05/03/12	0.401%	9,000,000	9,000,000
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	6,994,404	6,994,404
Branch Banking & Trust Corporation
03/15/12	0.240%	15,000,000	15,000,000
Canadian Imperial Bank
03/21/12	0.333%	10,003,136	10,003,136
Credit Suisse
02/24/12	0.500%	10,000,000	10,000,000
03/05/12	0.530%	10,000,000	10,000,000
03/20/12	0.590%	8,000,000	8,000,000
DZ Bank AG
01/06/12	0.250%	14,999,271	14,999,271
Development Bank of Singapore Ltd.
01/03/12	0.295%	10,000,000	10,000,000
DnB NOR ASA
03/01/12	0.450%	2,000,000	2,000,000
03/15/12	0.520%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.446%	5,000,000	5,000,000
National Bank of Canada
05/08/12	0.425%	13,000,000	13,000,000
Natixis
01/04/12	1.000%	10,000,000	10,000,000
Nordea Bank AB
01/13/12	0.350%	8,000,000	8,000,000
03/13/12	0.520%	10,000,000	10,000,000
Rabobank
01/20/12	0.331%	13,000,000	13,000,000
03/16/12	0.530%	4,993,310	4,993,310
Standard Chartered Bank PLC
03/30/12	0.625%	14,976,339	14,976,339
Svenska Handelsbanken

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
01/30/12	0.350%	$5,005,841	$5,005,841
02/28/12	0.490%	5,000,000	5,000,000
03/01/12	0.460%	10,000,000	10,000,000
The Commonwealth Bank of Australia
02/08/12	0.340%	10,000,128	10,000,128
Union Bank of Switzerland
03/02/12	0.530%	5,000,000	5,000,000
Westpac Banking Corp.
05/11/12	0.446%	5,000,000	5,000,000
Total			239,970,388

Commercial Paper 4.2%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
ERSTE ABWICKLUNGSANSTALT
01/20/12	0.530%	4,997,350	4,997,350
HSBC Bank PLC
04/13/12	0.481%	11,970,720	11,970,720
Nordea Bank AB
01/17/12	0.360%	4,995,950	4,995,950
PB Capital Corp.
01/09/12	0.721%	9,993,000	9,993,000
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	9,997,958	9,997,958
Suncorp Metway Ltd.
01/18/12	0.450%	4,996,062	4,996,062
02/01/12	0.500%	14,986,458	14,986,458
02/09/12	0.500%	4,995,556	4,995,556
Svenska Handelsbank
03/29/12	0.506%	4,993,617	4,993,617
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Westpac Securities NZ Ltd.
04/20/12	0.531%	$11,967,670	$11,967,670
Total			103,845,085

Other Short-Term Obligations 0.8%
The Goldman Sachs Group, Inc.
01/17/12	1.154%	1,386,673	1,386,673
02/16/12	0.650%	6,000,000	6,000,000
01/13/12	0.550%	10,000,000	10,000,000
Union Bank of Switzerland
02/23/12	0.806%	2,505,028	2,505,028
Total			19,891,701

Repurchase Agreements 2.8%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $10,000,056(g)
	0.050%	10,000,000	10,000,000
Goldman Sachs & Co. dated 12/07/11, matures 01/06/12, repurchase price $5,000,156(g)
	0.160%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 12/30/11, matures 01/03/12, repurchase price $25,000,139(g)
	0.050%	25,000,000	25,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $20,000,311(g)
	0.140%	20,000,000	20,000,000
Royal Bank of Canada dated 12/30/11, matures 01/03/12, repurchase price $9,305,469(g)
	0.040%	9,305,427	9,305,427
Total			69,305,427
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $552,584,759)			$552,584,759
Total Investments
(Cost: $2,799,701,168)(h)			$3,036,922,721(i)
Other Assets & Liabilities, Net			(565,083,743)
Net Assets			$2,471,838,978

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At December 31, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $203,476,907 or 8.23% of net assets.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $34, representing less than 0.01% of net assets.  Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Kinder Morgan Management LLC	12-18-02 - 01-18-05	$10

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(f)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$38,047,332	$159,580,561	$(152,297,021)	$—	$45,330,872	$14,072	$45,330,872

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$6,311,911
Freddie Mac REMICS	3,107,248
Government National Mortgage Association	780,841
Total Market Value of Collateral Securities	$10,200,000

Goldman Sachs & Co. (0.160%)

Security Description	Value
Ginnie Mae I Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$4,853,790
Fannie Mae REMICS	10,992,118
Federal Home Loan Mortgage Corp	8,084,008
Federal National Mortgage Association	1,570,238
Total Market Value of Collateral Securities	$25,500,154

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$5,186,827
Fannie Mae REMICS	1,891,201
Fannie Mae Whole Loan	6,251
Fannie Mae-Aces	22,950
Federal Farm Credit Bank	176,150
Federal Home Loan Banks	198,670
Federal Home Loan Mortgage Corp	158,184
Federal National Mortgage Association	328,188
Freddie Mac Gold Pool	2,228,330
Freddie Mac Non Gold Pool	668,322
Freddie Mac Reference REMIC	54
Freddie Mac REMICS	1,508,594
Ginnie Mae I Pool	2,595,205
Ginnie Mae II Pool	3,476,813
Government National Mortgage Association	853,263
United States Treasury Bill	32,123
United States Treasury Note/Bond	1,042,806
United States Treasury Strip Coupon	26,070
Total Market Value of Collateral Securities	$20,400,001

Royal Bank of Canada (0.040%)

Security Description	Value
Fannie Mae Pool	$8,391,911
Fannie Mae REMICS	18,544
Freddie Mac Gold Pool	534,290
Freddie Mac Non Gold Pool	546,791
Total Market Value of Collateral Securities	$9,491,536

(h)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $2,799,701,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$329,167,000
Unrealized Depreciation	(91,945,000)
Net Unrealized Appreciation	$237,222,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$366,566,406	$—	$—	$366,566,406
Consumer Staples	209,287,166	—	—	209,287,166
Energy	261,146,961	34	—	261,146,995
Financials	92,696,958	—	—	92,696,958
Health Care	316,423,860	—	—	316,423,860
Industrials	298,750,000	—	—	298,750,000
Information Technology	758,725,700	—	—	758,725,700
Materials	99,851,680	—	—	99,851,680
Telecommunication Services	35,558,325	—	—	35,558,325
Total Equity Securities	2,439,007,056	34	—	2,439,007,090

Other
Money Market Funds	45,330,872	—	—	45,330,872
Investments of Cash Collateral Received for Securities on Loan	—	552,584,759	—	552,584,759
Total Other	45,330,872	552,584,759	—	597,915,631
Total	$2,484,337,928	$552,584,793	$—	$3,036,922,721

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Core Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 9.0%
Auto Components 0.5%
Dorman Products, Inc.(a)	104,938	$3,875,360
Hotels, Restaurants & Leisure 1.6%
CEC Entertainment, Inc.	222,747	7,673,634
Morgans Hotel Group Co.(a)	322,511	1,902,815
O’Charleys, Inc.(a)	541,322	2,971,858
Total		12,548,307
Household Durables 0.4%
Jarden Corp.	109,052	3,258,474
Leisure Equipment & Products 0.8%
Callaway Golf Co.	230,347	1,273,819
Steinway Musical Instruments, Inc.(a)	206,897	5,180,701
Total		6,454,520
Media 0.8%
Arbitron, Inc.	53,279	1,833,331
John Wiley & Sons, Inc., Class A	86,953	3,860,713
Total		5,694,044
Specialty Retail 4.9%
Bebe Stores, Inc.	518,820	4,321,771
Buckle, Inc. (The)(b)	97,121	3,969,335
Collective Brands, Inc.(a)	479,317	6,887,785
Penske Automotive Group, Inc.	201,740	3,883,495
Rent-A-Center, Inc.	276,482	10,229,834
Stage Stores, Inc.	292,578	4,063,908
Wet Seal, Inc. (The), Class A(a)	1,200,530	3,913,728
Total		37,269,856
TOTAL CONSUMER DISCRETIONARY		69,100,561
CONSUMER STAPLES 1.2%
Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.	61,071	3,145,767
Food Products 0.8%
Corn Products International, Inc.	116,171	6,109,433
TOTAL CONSUMER STAPLES		9,255,200
ENERGY 5.7%
Energy Equipment & Services 3.7%
Gulfmark Offshore, Inc., Class A(a)	129,801	5,452,940
Helix Energy Solutions Group, Inc.(a)	273,930	4,328,094

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Newpark Resources, Inc.(a)	569,148	$5,406,906
Oceaneering International, Inc.	76,730	3,539,555
Tetra Technologies, Inc.(a)	665,361	6,214,472
Unit Corp.(a)	69,880	3,242,432
Total		28,184,399
Oil, Gas & Consumable Fuels 2.0%
BPZ Resources, Inc.(a)(b)	598,040	1,698,433
Carrizo Oil & Gas, Inc.(a)	89,480	2,357,798
EXCO Resources, Inc.	277,027	2,894,932
Georesources, Inc.(a)	172,970	5,069,751
Kodiak Oil & Gas Corp.(a)(b)(c)	381,390	3,623,205
Total		15,644,119
TOTAL ENERGY		43,828,518
FINANCIALS 16.7%
Capital Markets 1.0%
Investment Technology Group, Inc.(a)	418,310	4,521,931
Waddell & Reed Financial, Inc., Class A	118,027	2,923,529
Total		7,445,460
Commercial Banks 5.4%
Bryn Mawr Bank Corp.	194,100	3,783,009
Centerstate Banks, Inc.	246,329	1,630,698
Financial Institutions, Inc.	245,530	3,962,854
Hancock Holding Co.	101,576	3,247,385
Iberiabank Corp.	73,265	3,611,965
Oriental Financial Group, Inc.(c)	678,849	8,220,861
SCBT Financial Corp.	111,715	3,240,852
Simmons First National Corp., Class A	107,360	2,919,119
Southwest Bancorp, Inc.(a)	550,200	3,279,192
Susquehanna Bancshares, Inc.	367,929	3,083,245
Union First Market Bankshares Corp.	217,504	2,890,628
Webster Financial Corp.	77,400	1,578,186
Total		41,447,994
Consumer Finance 1.4%
Cash America International, Inc.	221,668	10,336,379
QC Holdings, Inc.	98,528	396,082
Total		10,732,461
Insurance 3.7%
AMERISAFE, Inc.(a)	147,153	3,421,307
Arthur J Gallagher & Co.	99,840	3,338,650
CNO Financial Group, Inc.(a)	434,450	2,741,380
Delphi Financial Group, Inc., Class A	98,620	4,368,866

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
eHealth, Inc.(a)	96,080	$1,412,376
Enstar Group Ltd.(a)(c)	43,132	4,235,562
Horace Mann Educators Corp.	234,747	3,218,381
National Interstate Corp.	126,763	3,127,243
State Auto Financial Corp.	149,364	2,029,857
Total		27,893,622
Real Estate Investment Trusts (REITs) 4.4%
Acadia Realty Trust	157,936	3,180,831
American Campus Communities, Inc.	119,582	5,017,661
Cousins Properties, Inc.	406,680	2,606,819
DiamondRock Hospitality Co.	279,453	2,693,927
DuPont Fabros Technology, Inc.	209,330	5,069,972
First Potomac Realty Trust	354,098	4,620,979
Mack-Cali Realty Corp.	106,340	2,838,214
STAG Industrial, Inc.	304,500	3,492,615
Summit Hotel Properties, Inc.	424,479	4,007,082
Total		33,528,100
Thrifts & Mortgage Finance 0.8%
Berkshire Hills Bancorp, Inc.	156,318	3,468,697
Dime Community Bancshares, Inc.	233,777	2,945,590
Total		6,414,287
TOTAL FINANCIALS		127,461,924
HEALTH CARE 12.0%
Biotechnology 1.0%
Myriad Genetics, Inc.(a)	365,165	7,646,555
Health Care Equipment & Supplies 4.4%
Analogic Corp.	139,466	7,994,191
Cooper Companies, Inc. (The)	50,174	3,538,271
Greatbatch, Inc.(a)	119,193	2,634,165
Invacare Corp.	261,801	4,002,937
Staar Surgical Co.(a)	870,784	9,134,524
Thoratec Corp.(a)	122,090	4,097,340
West Pharmaceutical Services, Inc.	61,590	2,337,341
Total		33,738,769
Health Care Providers & Services 5.5%
Air Methods Corp.(a)	237,858	20,087,108
LifePoint Hospitals, Inc.(a)	45,315	1,683,452
Magellan Health Services, Inc.(a)	133,386	6,598,606
Owens & Minor, Inc.	87,578	2,433,793
Providence Service Corp. (The)(a)	437,680	6,022,477
PSS World Medical, Inc.(a)	182,722	4,420,045

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
U.S. Physical Therapy, Inc.	45,087	$887,312
Total		42,132,793
Life Sciences Tools & Services 0.5%
Bruker Corp.(a)	263,100	3,267,702
Pharmaceuticals 0.6%
Obagi Medical Products, Inc.(a)	448,864	4,560,458
TOTAL HEALTH CARE		91,346,277
INDUSTRIALS 22.4%
Aerospace & Defense 3.3%
AAR Corp.	210,194	4,029,419
American Science & Engineering, Inc.	108,830	7,412,411
Kratos Defense & Security Solutions, Inc.(a)	318,198	1,899,642
LMI Aerospace, Inc.(a)	189,532	3,326,287
Moog, Inc., Class A(a)	141,791	6,228,879
Teledyne Technologies, Inc.(a)	40,500	2,221,425
Total		25,118,063
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.(a)	135,373	5,202,384
Building Products 0.5%
Trex Co., Inc.(a)(b)	179,880	4,121,051
Commercial Services & Supplies 3.0%
ACCO Brands Corp.(a)	390,200	3,765,430
Consolidated Graphics, Inc.(a)	82,863	4,000,625
McGrath Rentcorp	190,818	5,531,814
Unifirst Corp.	162,609	9,226,435
Total		22,524,304
Construction & Engineering 2.4%
EMCOR Group, Inc.	257,317	6,898,669
MasTec, Inc.(a)	428,278	7,439,189
Northwest Pipe Co.(a)	72,091	1,648,000
Sterling Construction Co., Inc.(a)	220,816	2,378,188
Total		18,364,046
Electrical Equipment 3.5%
Belden, Inc.	209,330	6,966,502
EnerSys(a)	90,151	2,341,222
Global Power Equipment Group, Inc.(a)	160,871	3,820,686

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
GrafTech International Ltd.(a)	357,366	$4,878,046
LSI Industries, Inc.	712,298	4,273,788
Regal-Beloit Corp.	84,100	4,286,577
Total		26,566,821
Machinery 5.0%
Actuant Corp., Class A	168,910	3,832,568
Albany International Corp., Class A	383,530	8,867,213
ESCO Technologies, Inc.	74,575	2,146,268
Flanders Corp.(a)	947,835	2,905,114
Key Technology, Inc.(a)	243,293	3,148,211
Miller Industries, Inc.	239,716	3,770,733
PMFG, Inc.(a)(b)	173,170	3,378,547
Tennant Co.	99,649	3,873,357
Wabash National Corp.(a)	805,351	6,313,952
Total		38,235,963
Marine 0.5%
Rand Logistics, Inc.(a)	619,209	4,031,051
Professional Services 1.9%
FTI Consulting, Inc.(a)	135,732	5,757,751
Hill International, Inc.(a)	26,202	134,678
Hudson Highland Group, Inc.(a)	301,226	1,442,873
Kforce, Inc.(a)	364,779	4,497,725
Navigant Consulting, Inc.(a)	230,138	2,625,875
Total		14,458,902
Trading Companies & Distributors 1.6%
Kaman Corp.	221,115	6,040,862
Rush Enterprises, Inc., Class A(a)	162,950	3,408,914
Rush Enterprises, Inc., Class B(a)	162,361	2,787,738
Total		12,237,514
TOTAL INDUSTRIALS		170,860,099
INFORMATION TECHNOLOGY 22.6%
Communications Equipment 2.6%
ADTRAN, Inc.	137,766	4,155,023
Globecomm Systems, Inc.(a)	234,684	3,210,477
InterDigital, Inc.	124,020	5,403,551
Performance Technologies, Inc.(a)(d)	643,041	1,157,474
Plantronics, Inc.	161,527	5,756,822
Total		19,683,347
Computers & Peripherals 0.4%
Intevac, Inc.(a)	357,120	2,642,688
Presstek, Inc.(a)	38,317	20,691

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals (continued)
Rimage Corp.	27,318	$307,328
Total		2,970,707
Electronic Equipment, Instruments & Components 7.5%
Anixter International, Inc.(a)	67,850	4,046,574
Benchmark Electronics, Inc.(a)	805,660	10,852,240
Cognex Corp.	100,335	3,590,990
FARO Technologies, Inc.(a)	202,106	9,296,876
GSI Group, Inc.(a)(c)	234,300	2,396,889
LeCroy Corp.(a)	572,409	4,813,960
Littelfuse, Inc.	87,048	3,741,323
Newport Corp.(a)	304,256	4,140,924
Plexus Corp.(a)	402,612	11,023,517
Pulse Electronics Corp.	491,623	1,376,544
Rogers Corp.(a)	59,692	2,200,247
Total		57,480,084
Internet Software & Services 0.9%
Digital River, Inc.(a)	301,120	4,522,822
Earthlink, Inc.	375,500	2,418,220
Total		6,941,042
IT Services 4.5%
Acxiom Corp.(a)	364,412	4,449,470
Computer Task Group, Inc.(a)	755,226	10,633,582
DST Systems, Inc.	99,540	4,531,061
Global Cash Access Holdings, Inc.(a)	445,000	1,980,250
NCI, Inc., Class A(a)	287,540	3,349,841
PRGX Global, Inc.(a)	690,126	4,106,250
TNS, Inc.(a)	312,281	5,533,619
Total		34,584,073
Semiconductors & Semiconductor Equipment 3.1%
ATMI, Inc.(a)	216,709	4,340,681
BTU International, Inc.(a)	292,872	761,467
Cirrus Logic, Inc.(a)	383,112	6,072,325
Fairchild Semiconductor International, Inc.(a)	225,877	2,719,559
Pericom Semiconductor Corp.(a)	371,620	2,828,028
Ultratech, Inc.(a)	166,400	4,088,448
Volterra Semiconductor Corp.(a)	110,289	2,824,502
Total		23,635,010
Software 3.6%
Accelrys, Inc.(a)	622,779	4,185,075
American Software, Inc., Class A	175,137	1,655,045
Mentor Graphics Corp.(a)	270,704	3,670,746
Progress Software Corp.(a)	667,705	12,920,092

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Websense, Inc.(a)	287,400	$5,383,002
Total		27,813,960
TOTAL INFORMATION TECHNOLOGY		173,108,223
MATERIALS 5.5%
Chemicals 3.4%
Ferro Corp.(a)	267,230	1,306,755
H.B. Fuller Co.	308,054	7,119,128
Omnova Solutions, Inc.(a)	696,459	3,210,676
Sensient Technologies Corp.	202,566	7,677,251
Spartech Corp.(a)	367,616	1,738,823
Stepan Co.	62,836	5,036,934
Total		26,089,567
Containers & Packaging 0.9%
Greif, Inc., Class A	151,530	6,902,192
Metals & Mining 0.6%
Metals U.S.A. Holdings Corp.(a)	410,630	4,619,588
Paper & Forest Products 0.6%
PH Glatfelter Co.	291,662	4,118,267
TOTAL MATERIALS		41,729,614
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
General Communication, Inc., Class A(a)	367,522	3,598,040
TOTAL TELECOMMUNICATION SERVICES		3,598,040
UTILITIES 2.1%
Electric Utilities 0.4%
Allete, Inc.	76,100	3,194,678
Gas Utilities 1.4%
New Jersey Resources Corp.	86,869	4,273,955

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities (continued)
South Jersey Industries, Inc.	114,460	$6,502,472
Total		10,776,427
Water Utilities 0.3%
California Water Service Group	111,266	2,031,717
TOTAL UTILITIES		16,002,822
Total Common Stocks (Cost: $663,222,865)		$746,291,278

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.141%(d)(e)	16,964,584	$16,964,584
Total Money Market Funds (Cost: $16,964,584)		$16,964,584

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.4%
Repurchase Agreements 1.4%
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $2,000,022(f)
	0.100%	2,000,000	$2,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $1,000,016(f)
	0.140%	1,000,000	1,000,000
RBS Securities, Inc. dated 12/30/11, matures 01/03/12, repurchase price $8,043,733(f)
	0.080%	8,043,662	8,043,662
Total			11,043,662
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $11,043,662)			$11,043,662
Total Investments
(Cost: $691,231,111)(g)			$774,299,524(h)
Other Assets & Liabilities, Net			(9,949,687)
Net Assets			$764,349,837

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At December 31, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $18,476,517 or 2.42% of net assets.
(d)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$8,414,133	$38,851,309	$(30,300,858)	$—	$16,964,584	$6,371	$16,964,584
Performance Technologies, Inc.	5,454,067	—	—	—	$5,454,067	—	1,157,474
Total	$13,868,200	$38,851,309	$(30,300,858)	$—	$22,418,651	$6,371	$18,122,058

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$1,010,314
Ginnie Mae I Pool	500,614
Ginnie Mae II Pool	529,072
Total Market Value of Collateral Securities	$2,040,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$259,341
Fannie Mae REMICS	94,560
Fannie Mae Whole Loan	313
Fannie Mae-Aces	1,148
Federal Farm Credit Bank	8,808
Federal Home Loan Banks	9,933
Federal Home Loan Mortgage Corp	7,909
Federal National Mortgage Association	16,409
Freddie Mac Gold Pool	111,416
Freddie Mac Non Gold Pool	33,416
Freddie Mac Reference REMIC	3
Freddie Mac REMICS	75,430
Ginnie Mae I Pool	129,760
Ginnie Mae II Pool	173,841
Government National Mortgage Association	42,663
United States Treasury Bill	1,606
United States Treasury Note/Bond	52,140
United States Treasury Strip Coupon	1,304
Total Market Value of Collateral Securities	$1,020,000

RBS Securities, Inc. (0.080%)

Security Description	Value
Fannie Mae Pool	$8,204,544
Total Market Value of Collateral Securities	8,204,544

(g)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $691,231,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$163,020,000
Unrealized Depreciation	(79,951,000)
Net Unrealized Appreciation	$83,069,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$69,100,561	$—	$—	$69,100,561
Consumer Staples	9,255,200	—	—	9,255,200
Energy	43,828,518	—	—	43,828,518
Financials	127,461,924	—	—	127,461,924
Health Care	91,346,277	—	—	91,346,277
Industrials	170,860,099	—	—	170,860,099
Information Technology	173,108,223	—	—	173,108,223
Materials	41,729,614	—	—	41,729,614
Telecommunication Services	3,598,040	—	—	3,598,040
Utilities	16,002,822	—	—	16,002,822
Total Equity Securities	746,291,278	—	—	746,291,278

Other
Money Market Funds	16,964,584	—	—	16,964,584
Investments of Cash Collateral Received for Securities on Loan	—	11,043,662	—	11,043,662
Total Other	16,964,584	11,043,662	—	28,008,246
Total	$763,255,862	$11,043,662	$—	$774,299,524

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 22, 2012